Share-based Compensation - Weighted Average (Details) - $ / shares			12 Months Ended
	Mar. 26, 2021	Oct. 01, 2019	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Exercisable, Ending			946,897	781,270
2018 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted/Vested	750,247
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life, Granted/Vested	1 year 1 month 9 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, granted/vested	$ 16.43
2019 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding and exercisable, beginning				2,014,387
Granted/Vested	1,499,753	0			2,250,000
Forfeited			(28,500)	(102,084)	(235,613)
Outstanding and exercisable, Ending					2,014,387
Exercisable, Ending			1,883,803	1,912,303
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life, outstanding and exercisable			1 month 24 days	7 months 13 days	1 year 5 months 23 days
Weighted Average Remaining Contractual Life, Granted/Vested	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, outstanding and exercisable beginning			$ 5.02	$ 5.29
Weighted Average Exercise Price, forfeited			1.27	1.21	$ 0.74
Weighted Average Exercise Price, outstanding and exercisable ending			$ 5.03	$ 5.02	$ 5.29